Restructuring (Details) - Schedule of Restructuring Liability - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Restructuring Liability Abstract
Balance	$ 2,036	$ 4,237	$ 108
Restructuring charges	145	267	6,379	$ 100
Payment of benefits	0	2,468	2,250
Balance	$ 2,181	$ 2,036	$ 4,237	$ 108